Other Income (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Other Income [Abstract]
Cash payment from defendants	$ 465		$ 1,270